Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 7,818	$ 1,237
Restricted cash	86	54
Short-term deposit	4,000	3,049
Prepaid expenses and other current assets	407	515
Total current assets	12,311	4,855
Right-of-use assets	120	135
Property and equipment, net	18	14
Total Assets	12,449	5,004
Current liabilities:
Accounts payable	347	829
Accrued expense and other current liabilities (of which $94 and $136 are to related parties as of June 30, 2026 and December 31, 2025, respectively)	568	806
Current operating lease liabilities	54	45
Current liabilities related to discontinued operations	435	483
Total current liabilities	1,404	2,163
Noncurrent operating lease liabilities	49	73
Total Liabilities	1,453	2,236
Commitments and contingencies (see Note 5 )
Shareholders’ equity
Ordinary Shares, no par value; 50,000,000 shares authorized. 11,710,808 and 9,015,383 shares issued as of June 30,2026 and December 31, 2025, respectively.
Additional paid-in capital	35,458	21,288
Accumulated deficit	(24,462)	(18,520)
Total Shareholders’ Equity	10,996	2,768
Total Liabilities and Shareholders’ Equity	$ 12,449	$ 5,004